Consolidated Statement of Financial Position - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 2,394,000	£ 3,078,000
Right of use assets	3,006,000	1,969,000
Intangible assets		132,000
Non-current assets	5,400,000	5,179,000
Current assets
Trade and other receivables	29,465,000	18,297,000
Restricted cash	1,224,000	1,700,000
Cash and cash equivalents	69,082,000	22,556,000
Current assets	99,771,000	42,553,000
Total assets	105,171,000	47,732,000
Equity
Share capital	79,328	54,753
Other reserve	136,833,000	99,299,000
Treasury share reserve	(803,000)	(803,000)
Share premium	660,019,000	554,391,000
Accumulated deficit	(917,573,000)	(1,152,283,000)
Total shareholders' deficit	(121,445,000)	(499,341,000)
Non-current liabilities
Lease liabilities	2,309,000	1,620,000
Provisions	1,139,000	620,000
Trade and other payables		3,991,000
Non-current liabilities	3,448,000	6,231,000
Current liabilities
Financial liabilities at fair value through profit or loss	188,526,000	524,242,000
Lease liabilities	896,000	581,000
Warrant liabilities	287,000	434,000
Trade and other payables	33,459,000	15,585,000
Current liabilities	223,168,000	540,842,000
Total liabilities	226,616,000	547,073,000
Total equity and liabilities	£ 105,171,000	£ 47,732,000